Acquisitions - Purchase Price Allocation (Details) - Revelyst Business - USD ($)	Aug. 05, 2022	Sep. 28, 2021	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Fair value of liabilities assumed:
Goodwill			$ 232,145,000	$ 232,145,000	$ 379,603,000	$ 395,751,000
Fox Racing
Business Combination, Consideration Transferred [Abstract]
Cash consideration to the Seller	$ 564,134,000
Fair value of contingent consideration payable	11,400,000
Total estimated purchase consideration	575,534,000
Fair value of assets acquired:
Accounts receivable	39,174,000
Inventories	96,142,000
Intangible assets	255,200,000
Property, plant, and equipment	23,570,000
Operating lease assets	16,078,000
Other current assets	17,145,000
Other long-term assets	5,347,000
Total assets	452,656,000
Fair value of liabilities assumed:
Accounts payable	18,584,000
Long-term operating lease liabilities	11,971,000
Deferred income taxes	55,488,000
Other liabilities	39,292,000
Other long-term liabilities	41,000
Total liabilities	125,376,000
Net assets acquired	327,280,000
Goodwill	$ 248,254,000
Foresight Sports
Business Combination, Consideration Transferred [Abstract]
Total estimated purchase consideration		$ 470,772,000
Fair value of assets acquired:
Accounts receivable		2,806,000
Inventories		10,780,000
Intangible assets		131,500,000
Property, plant, and equipment		1,870,000
Operating lease assets		6,506,000
Other long-term assets		2,006,000
Total assets		155,468,000
Fair value of liabilities assumed:
Accounts payable		6,177,000
Customer deposits		2,084,000
Long-term operating lease liabilities		5,961,000
Contract liabilities		2,992,000
Other liabilities		1,729,000
Other long-term liabilities		9,182,000
Total liabilities		28,125,000
Net assets acquired		127,343,000
Goodwill		$ 343,429,000